Property, Plant and Equipment - Carrying Values of Property, Plant and Equipment (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	$ 233,465	$ 606,093
Additions	9,126	21,703
Additions from business combinations	92,887
Disposals	(8,789)	(11,271)
Other	46,533	(62,377)
Depreciation	(31,987)	(60,174)
Impairment	(20,324)	(259,115)
Foreign currency translation	2,058	(1,394)
Ending balance, property, plant and equipment	322,969	233,465
Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	201,327	544,848
Additions	8,571	20,363
Additions from business combinations	92,887
Disposals	(2,025)	(5,771)
Other	33,662	(44,846)
Depreciation	(28,046)	(53,332)
Impairment	(19,355)	(258,619)
Foreign currency translation	1,845	(1,316)
Ending balance, property, plant and equipment	288,866	201,327
Right-of-use lease assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	32,138	61,245
Additions	555	1,340
Additions from business combinations	0
Disposals	(6,764)	(5,500)
Other	12,871	(17,531)
Depreciation	(3,941)	(6,842)
Impairment	(969)	(496)
Foreign currency translation	213	(78)
Ending balance, property, plant and equipment	34,103	32,138
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	709,365
Ending balance, property, plant and equipment	571,691	709,365
Cost | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	656,305
Ending balance, property, plant and equipment	514,700	656,305
Cost | Right-of-use lease assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	53,060
Ending balance, property, plant and equipment	56,991	53,060
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(216,785)
Ending balance, property, plant and equipment	(228,398)	(216,785)
Accumulated depreciation | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(196,359)
Ending balance, property, plant and equipment	(206,479)	(196,359)
Accumulated depreciation | Right-of-use lease assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(20,426)
Ending balance, property, plant and equipment	(21,919)	(20,426)
Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	259,115
Ending balance, property, plant and equipment	20,324	259,115
Impairment | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	258,619
Ending balance, property, plant and equipment	19,355	258,619
Impairment | Right-of-use lease assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	496
Ending balance, property, plant and equipment	969	496
Land | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	13,127	23,977
Additions	0	5,565
Additions from business combinations	21,770
Disposals	0	(1,210)
Other	16,609	(13,785)
Depreciation	0	0
Impairment	(1,820)	(1,225)
Foreign currency translation	571	(195)
Ending balance, property, plant and equipment	50,257	13,127
Land | Right-of-use lease assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	6,251	22,777
Additions	0	0
Additions from business combinations	0
Disposals	(29)	(3,513)
Other	7,580	(12,187)
Depreciation	(291)	(828)
Impairment	(969)	0
Foreign currency translation	3	2
Ending balance, property, plant and equipment	12,545	6,251
Land | Cost | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	14,351
Ending balance, property, plant and equipment	52,077	14,351
Land | Cost | Right-of-use lease assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	7,443
Ending balance, property, plant and equipment	14,859	7,443
Land | Accumulated depreciation | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	0
Ending balance, property, plant and equipment	0	0
Land | Accumulated depreciation | Right-of-use lease assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(1,192)
Ending balance, property, plant and equipment	(1,345)	(1,192)
Land | Impairment | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	1,224
Ending balance, property, plant and equipment	1,820	1,224
Land | Impairment | Right-of-use lease assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	0
Ending balance, property, plant and equipment	969	0
Buildings | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	96,804	328,263
Additions	840	2,514
Additions from business combinations	52,350
Disposals	0	211
Other	15,467	9,989
Depreciation	(9,774)	(19,769)
Impairment	(3,842)	(224,117)
Foreign currency translation	(222)	(287)
Ending balance, property, plant and equipment	151,623	96,804
Buildings | Right-of-use lease assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	25,044	36,857
Additions	57	1,285
Additions from business combinations	0
Disposals	(6,553)	(1,987)
Other	5,363	(5,344)
Depreciation	(3,155)	(5,199)
Impairment	0	(496)
Foreign currency translation	197	(72)
Ending balance, property, plant and equipment	20,953	25,044
Buildings | Cost | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	396,848
Ending balance, property, plant and equipment	239,353	396,848
Buildings | Cost | Right-of-use lease assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	40,530
Ending balance, property, plant and equipment	36,789	40,530
Buildings | Accumulated depreciation | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(76,010)
Ending balance, property, plant and equipment	(83,888)	(76,010)
Buildings | Accumulated depreciation | Right-of-use lease assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(14,990)
Ending balance, property, plant and equipment	(15,836)	(14,990)
Buildings | Impairment | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	224,034
Ending balance, property, plant and equipment	3,842	224,034
Buildings | Impairment | Right-of-use lease assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	496
Ending balance, property, plant and equipment	0	496
Construction in progress | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	25,092	77,639
Additions	5,322	12,888
Additions from business combinations	1,134
Disposals	(36)	(7,158)
Other	5,135	(48,395)
Depreciation	0	0
Impairment	(11,945)	(9,174)
Foreign currency translation	916	(708)
Ending balance, property, plant and equipment	25,618	25,092
Construction in progress | Cost | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	34,260
Ending balance, property, plant and equipment	37,563	34,260
Construction in progress | Accumulated depreciation | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	0
Ending balance, property, plant and equipment	0	0
Construction in progress | Impairment | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	9,168
Ending balance, property, plant and equipment	11,945	9,168
Computer software & equipment | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	3,161	7,815
Additions	710	431
Additions from business combinations	0
Disposals	0	(236)
Other	(867)	2,169
Depreciation	(1,284)	(6,449)
Impairment	(20)	(554)
Foreign currency translation	23	(15)
Ending balance, property, plant and equipment	1,723	3,161
Computer software & equipment | Cost | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	31,960
Ending balance, property, plant and equipment	31,313	31,960
Computer software & equipment | Accumulated depreciation | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(28,244)
Ending balance, property, plant and equipment	(29,570)	(28,244)
Computer software & equipment | Impairment | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	555
Ending balance, property, plant and equipment	20	555
Furniture & fixtures | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	2,681	5,909
Additions	37	172
Additions from business combinations	0
Disposals	0	197
Other	(874)	(259)
Depreciation	(46)	(1,740)
Impairment	(42)	(1,557)
Foreign currency translation	40	(41)
Ending balance, property, plant and equipment	1,796	2,681
Furniture & fixtures | Cost | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	10,057
Ending balance, property, plant and equipment	7,434	10,057
Furniture & fixtures | Accumulated depreciation | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(5,818)
Ending balance, property, plant and equipment	(5,596)	(5,818)
Furniture & fixtures | Impairment | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	1,558
Ending balance, property, plant and equipment	42	1,558
Production & other equipment | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	60,462	101,245
Additions	1,662	(1,207)
Additions from business combinations	17,633
Disposals	(1,989)	2,425
Other	(1,808)	5,435
Depreciation	(16,942)	(25,374)
Impairment	(1,686)	(21,992)
Foreign currency translation	517	(70)
Ending balance, property, plant and equipment	57,849	60,462
Production & other equipment | Right-of-use lease assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	843	1,611
Additions	498	55
Additions from business combinations	0
Disposals	(182)	0
Other	(72)	0
Depreciation	(495)	(815)
Impairment	0	0
Foreign currency translation	13	(8)
Ending balance, property, plant and equipment	605	843
Production & other equipment | Cost | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	168,829
Ending balance, property, plant and equipment	146,960	168,829
Production & other equipment | Cost | Right-of-use lease assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	5,087
Ending balance, property, plant and equipment	5,343	5,087
Production & other equipment | Accumulated depreciation | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(86,287)
Ending balance, property, plant and equipment	(87,425)	(86,287)
Production & other equipment | Accumulated depreciation | Right-of-use lease assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(4,244)
Ending balance, property, plant and equipment	(4,738)	(4,244)
Production & other equipment | Impairment | Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	22,080
Ending balance, property, plant and equipment	1,686	22,080
Production & other equipment | Impairment | Right-of-use lease assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	0
Ending balance, property, plant and equipment	$ 0	$ 0